Expense Example - BlackRock Real Estate Securities Fund	Jan. 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,025
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,216
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,213